UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 19, 2018 to February 16, 2018

Commission File Number of issuing entity:  333-207340-06

Central Index Key Number of issuing entity:  0001720748

CCUBS Commercial Mortgage Trust 2017-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4052506
38-4052507
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 16, 2018 a distribution was made to holders of the certificates issued by CCUBS Commercial Mortgage Trust 2017-C1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

During the distribution period from January 19, 2018 to February 16, 2018 no assets securitized by UBS Commercial Mortgage Securitization Corp. (the "Depositor") and held by CCUBS Commercial Mortgage Trust 2017-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 7, 2018. The CIK number of the Depositor is 0001532799.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 6, 2018. The CIK number of CCREL is 0001558761.

Citi Real Estate Funding Inc., one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2018. The CIK number of Citi Real Estate Funding Inc. is 0001701238.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2018. The CIK number of UBS AG is 0001685185.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 5, 2018 under Commission File No. 333-207340-06 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 5, 2018 under Commission File No. 333-207340-06 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for CCUBS Commercial Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	01/18/2018	$21,588.06
Current Distribution Date	02/16/2018	$700.00

REO Account Balance
Prior Distribution Date	01/18/2018	$0.00
Current Distribution Date	02/16/2018	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CCUBS Commercial Mortgage Trust 2017-C1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	01/18/2018	$90,847.65
Current Distribution Date	02/16/2018	$175,863.88

Interest Reserve Account Balance
Prior Distribution Date	01/18/2018	$85,032.38
Current Distribution Date	02/16/2018	$170,048.28

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	01/18/2018	$0.00
Current Distribution Date	02/16/2018	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by CCUBS Commercial Mortgage Trust 2017-C1, relating to the February 16, 2018 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 5, 2018 under Commission File No. 333-207340-06  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 5, 2018 under Commission File No. 333-207340-06  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ David Schell
David Schell, Executive Director

Date: March 2, 2018

/s/ Racquel A.C. Small
Racquel A.C. Small, Executive Director

Date: March 2, 2018

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by CCUBS Commercial Mortgage Trust 2017-C1, relating to the February 16, 2018 distribution.
EX 102	--> ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on March 5, 2018 under Commission File No. 333-207340-06 and incorporated by reference herein).
EX 103	--> ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on March 5, 2018 under Commission File No. 333-207340-06 and incorporated by reference herein).